Subsequent Events, First Supplemental Agreement to the Nordea Loan Agreement (Details)	Jul. 07, 2026
Subsequent Event [Member] | First Supplemental Loan Agreement with Nordea [Member]
Subsequent Events [Abstract]
Maturity date	Jul. 31, 2030